LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) - Philippine Credit Facility [Member] - Line of Credit [Member] $ in Thousands		12 Months Ended
	Oct. 14, 2015 USD ($)	Dec. 31, 2016	Oct. 14, 2015 PHP
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 47,176		PHP 2,350,000,000
Interest rate, description		Interest at the higher of (i) the Philippine Dealing System Treasury Reference Rate PM (the "PDST-R2") of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum and (ii) Philippines Special Deposit Account Rate (the "SDA") of the selected interest period plus the applicable SDA margin ranging from 0.50% to 0.75% per annum. As of the date of this report, the Credit Facility availability period was extended to February 28, 2018 and the SDA is replaced by Philippines Term Deposit Facility Rate.
Maturity date, description		The Philippine Credit Facility availability period was extended from August 31, 2016 to November 29, 2016 and further extended to February 28, 2017 during the year ended December 31, 2016, and the maturity date of each individual drawdown cannot extend beyond the earlier of (i) the date which is one year from the date of drawdown, and (ii) 90 days after the end of the availability period. As of the date of this report, the Credit Facility availability period was extended to February 28, 2018 and the maturity date shall not extend beyond 180 days from February 28, 2018.
PDST-R2 [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%
Philippines Term Deposit Facility Rate [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.50%
Philippines Term Deposit Facility Rate [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.75%